U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read Instructions at end of Form before preparing Form.

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1.    Name and address of issuer:
                        Professionally Managed Portfolios
                               479 W. 22nd Street
                               New York, NY 10011
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2.    Name of each series or class of funds for which this notice is filed:
                               Academy Value Fund
                             Lighthouse Growth Fund
                                Trent Equity Fund
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3.    Investment Company Act File Number:        811-5037
      Securities Act File Number:                33-12213
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4(a). Last day of fiscal year for which this notice is filed:
                                August 31, 1997
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4(b). Check box if this Form is being  filed late (i.e., more  than 90  calendar days after the end of the issuer's fiscal year). (See Instruction A.2)
                                       N/A
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Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4(c). Check box if this is the last time the issuer will be filing this Form.
                              N/A
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5. Calculation of registration fee:

          (i)  Aggregate  sale  price  of  securities   sold
               during the fiscal  year  pursuant  to section
               24(f):                                            $18,593,546
                                                                ----------------
         (ii)  Aggregate  price of  securities  redeemed  or
               Repurchased   during  the  fiscal   year:         $ 5,565,931
                                                                ----------------
        (iii)  Aggregate  price of  securities  redeemed  or
               Repurchased  during  any  prior  fiscal  year
               ending no earlier  than October 11, 1995 that
               were   not   previously    used   to   reduce
               registration fees payable to the Commission:      $       0
                                                                ----------------
         (iv)  Total available redemption credits (add Items
               5(ii) and 5(iii):                                -$ 5,565,931
                                                                ----------------
          (v)  Net sales - if Item 5(i) is greater than Item
               5(iv)  [subtract Item 5(iv) from Item 5(i)]:     $ 13,027,615
                                                                ----------------
         (vi)  Redemption   credits  available  for  use  in
               future  years  -- if Item  5(i) is less  than
               Item  5(iv)  [subtract  Item  5(iv) from Item
               5(i)]:                                           $         (0)
                                                                ----------------
        (vii)  Multiplier for determining  registration  fee
               (See Instruction C.9):                            x    1/3300
                                                                ----------------
       (viii)  Registration fee due [multiply Item 5(v) by
               Item 5(vii)] (enter "0" if no fee is due):        =$ 3,947.76
                                                                ================
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6. Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:__________.

If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in futu re fiscal years, then state that number here: N/A
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7. Interest due - if this Form is being filed more than 90 days after the end of
   the   issuer's  fiscal   year   (see   Instruction   D):    +$    0
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8. Total of the amount of the registration fee due plus any interest due [line 5
   (viii) plus line 7]: $ 3,947.76
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9. Date the  registration  fee and any  interest  was sent to the  Commission's lockbox depository: November 20, 1997
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   Method  of  Delivery:    X  Wire Transfer    Mail or  other means
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SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*          /s/ Eric M. Banhazl
                           --------------------------------
                              Eric M. Banhazl / Treasurer

            Date:          November 21, 1997
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* Please print the name and title of the signing officer below the signature.